Contingent liabilities and commitments (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Financial guarantee contracts [member]
Disclosure of contingent liabilities [line items]
Notional amount	£ 20,932	£ 23,777
Loan commitments [member]
Disclosure of contingent liabilities [line items]
Notional amount	265,022	270,027
of which: Carried at fair value [member] | Financial guarantee contracts [member]
Disclosure of contingent liabilities [line items]
Notional amount	229	43
of which: Carried at fair value [member] | Loan commitments [member]
Disclosure of contingent liabilities [line items]
Notional amount	9,248	17,660
Guarantees and letters of credit pledged as collateral security [member] | Financial guarantee contracts [member]
Disclosure of contingent liabilities [line items]
Notional amount	15,138	17,006
Performance guarantees, acceptances and endorsements [member] | Financial guarantee contracts [member]
Disclosure of contingent liabilities [line items]
Notional amount	5,794	6,771
Documentary credits and other short-term trade related transactions [member] | Loan commitments [member]
Disclosure of contingent liabilities [line items]
Notional amount	1,086	1,291
Standby facilities, credit lines and other commitments [member] | Loan commitments [member]
Disclosure of contingent liabilities [line items]
Notional amount	£ 263,936	£ 268,736